Principal Exchange-Traded Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel

August 29, 2019

Via EDGAR

Alison White
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Exchange-Traded Funds
File Numbers 333-201935, 811-23029
Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A

Dear Ms. White,

Principal Exchange-Traded Funds (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”), post-effective amendment number 90 to the Registrant’s registration statement on Form N-1A under the 1933 Act (post-effective amendment number 92 under the Investment Company Act of 1940) (the "Amendment").

The Amendment to the Registrant’s Registration Statement is being filed as an annual update for Registrant’s series set forth on the facing page.

The Amendment consists of the following: (1) facing page; (2) Part A; (3) Part B that includes each of the Registrant’s series; (4) Part C; and (5) signature pages.

The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, expense and performance information, 5% and 25% ownership information, financial highlights, incorporation by reference of information from the annual report, and market capitalization.

Please call me at 515-235-1209 if you have any questions.

Sincerely,

/s/ Britney Schnathorst

Britney Schnathorst
Assistant Counsel, Registrant

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